Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 112	$ 68
Property, plant and equipment	87	112
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	288	312
Additions	6	97
Disposals	0	(142)
Foreign exchange	(25)	21
Property, plant and equipment	269	288
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(176)	(244)
Depreciation	(22)	(20)
Disposals	0	104
Foreign exchange	16	(16)
Property, plant and equipment	(182)	(176)
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47	8
Property, plant and equipment	35	47
Office Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	55	42
Additions	0	50
Disposals	0	(40)
Foreign exchange	(5)	3
Property, plant and equipment	50	55
Office Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(8)	(34)
Depreciation	(8)	(6)
Disposals	0	33
Foreign exchange	1	(1)
Property, plant and equipment	(15)	(8)
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19	31
Property, plant and equipment	18	19
Computer Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	149	175
Additions	6	2
Disposals	0	(40)
Foreign exchange	(12)	12
Property, plant and equipment	143	149
Computer Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(130)	(144)
Depreciation	(5)	(6)
Disposals	0	32
Foreign exchange	10	(12)
Property, plant and equipment	(125)	(130)
Feild Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6	25
Property, plant and equipment	4	6
Feild Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	39	55
Additions	0	0
Disposals	0	(19)
Foreign exchange	(4)	3
Property, plant and equipment	35	39
Feild Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(33)	(30)
Depreciation	(2)	(2)
Disposals	0	0
Foreign exchange	4	(1)
Property, plant and equipment	(31)	(33)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40	4
Property, plant and equipment	30	40
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45	40
Additions	0	45
Disposals	0	(43)
Foreign exchange	(4)	3
Property, plant and equipment	41	45
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5)	(36)
Depreciation	(7)	(6)
Disposals	0	39
Foreign exchange	1	(2)
Property, plant and equipment	$ (11)	$ (5)